Employee Benefits - Securities in Related Parties Included in Portfolio Fund (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt | BBVA Bancomer, S.A de C.V.
Disclosure of defined benefit plans [line items]
Investments in securities	$ 9	$ 9
Debt | Grupo Industrial Bimbo, S.A.B. de C. V.
Disclosure of defined benefit plans [line items]
Investments in securities	5	5
Debt | El Puerto de Liverpool, S.A.B. de C.V.
Disclosure of defined benefit plans [line items]
Investments in securities	0	30
Debt | Grupo Financiero Scotiabank Inverlat, S.A. de C.V.
Disclosure of defined benefit plans [line items]
Investments in securities	0	10
Equity | Grupo Industrial Bimbo, S.A.B. de C. V.
Disclosure of defined benefit plans [line items]
Investments in securities	0	1
Equity | Alfa, S.A.B. de C.V.
Disclosure of defined benefit plans [line items]
Investments in securities	0	2
Equity | Grupo Aeroportuario del Suereste, S.A.B. de C.V.
Disclosure of defined benefit plans [line items]
Investments in securities	0	1
Equity | Others
Disclosure of defined benefit plans [line items]
Investments in securities	$ 0	$ 4